CORPORATE ADMINISTRATIVE COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CORPORATE ADMINISTRATIVE COSTS
Salaries and benefits	$ 11,006	$ 5,608
Investor relations	3,155	2,294
Professional fees	2,254	1,756
Insurance	1,452	1,009
Share-based compensation	1,220	5,459
Depreciation	808	649
Office	666	854
Listing and filing fees	418	433
Travel and accommodation	226	612
Corporate administrative costs	$ 21,205	$ 18,674